Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation and Income Fund
Davis Government Bond Fund
(part of Davis Series, Inc.)
September 30, 2023
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (95.23%)
COMMUNICATION SERVICES – (5.35%)
Media & Entertainment – (5.35%)
Alphabet Inc., Class C *	56,360	$7,431,066
ASAC II L.P. *(a)(b)(c)	116,129	119,358
IAC Inc. *	81,680	4,115,855
Meta Platforms, Inc., Class A *	48,163	14,459,014
Total Communication Services		26,125,293
CONSUMER DISCRETIONARY – (6.21%)
Consumer Discretionary Distribution & Retail – (5.29%)
Alibaba Group Holding Ltd., ADR (China) *	10,400	902,096
Amazon.com, Inc. *	132,840	16,886,621
JD.com, Inc., Class A, ADR (China)	79,440	2,314,087
Prosus N.V., Class N (Netherlands)	193,090	5,699,712
		25,802,516
Consumer Services – (0.92%)
Delivery Hero SE (Germany) *	157,270	4,517,657
Total Consumer Discretionary		30,320,173
CONSUMER STAPLES – (2.03%)
Food, Beverage & Tobacco – (2.03%)
Darling Ingredients Inc. *	189,556	9,894,823
Total Consumer Staples		9,894,823
FINANCIALS – (20.78%)
Banks – (9.26%)
U.S. Bancorp	474,930	15,701,186
Wells Fargo & Co.	721,061	29,462,552
		45,163,738
Financial Services – (7.76%)
Consumer Finance – (4.79%)
Capital One Financial Corp.	241,030	23,391,962
Financial Services – (2.97%)
Berkshire Hathaway Inc., Class B *	41,373	14,492,962
		37,884,924
Insurance – (3.76%)
Property & Casualty Insurance – (3.76%)
Markel Group Inc. *	12,466	18,356,060
Total Financials		101,404,722
HEALTH CARE – (22.88%)
Health Care Equipment & Services – (17.31%)
Cigna Group	81,072	23,192,267
CVS Health Corp.	81,829	5,713,301
Humana Inc.	16,395	7,976,495
Quest Diagnostics Inc.	217,371	26,488,830
UnitedHealth Group Inc.	41,850	21,100,352
		84,471,245
Pharmaceuticals, Biotechnology & Life Sciences – (5.57%)
Viatris Inc.	2,758,960	27,203,345
Total Health Care		111,674,590
INDUSTRIALS – (22.73%)
Capital Goods – (21.53%)
Carrier Global Corp.	197,726	10,914,475
Eaton Corp. plc	50,437	10,757,203
Ferguson plc	85,385	14,131,777
Johnson Controls International plc	185,152	9,851,938
MasterBrand, Inc. *	899,280	10,926,252
Owens Corning	172,070	23,472,069
Schneider Electric SE (France)	106,520	17,678,818
WESCO International, Inc.	50,980	7,331,944
		105,064,476
Transportation – (1.20%)
DiDi Global Inc., Class A, ADS (China) *	1,822,478	5,886,604
Total Industrials		110,951,080
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (10.21%)
Semiconductors & Semiconductor Equipment – (5.94%)
Applied Materials, Inc.	78,510	$10,869,709
Intel Corp.	283,950	10,094,423
Texas Instruments Inc.	50,402	8,014,422
		28,978,554
Software & Services – (3.91%)
Clear Secure, Inc., Class A	108,990	2,075,169
Microsoft Corp.	16,719	5,279,024
Oracle Corp.	54,900	5,815,008
SAP SE, ADR (Germany)	45,815	5,924,796
		19,093,997
Technology Hardware & Equipment – (0.36%)
Samsung Electronics Co., Ltd. (South Korea)	34,460	1,746,750
Total Information Technology		49,819,301
MATERIALS – (5.04%)
Teck Resources Ltd., Class B (Canada)	571,140	24,610,423
Total Materials		24,610,423
TOTAL COMMON STOCK – (Identified cost $328,203,762)		464,800,405

	Principal	Value
SHORT-TERM INVESTMENTS – (4.78%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (d)	$12,505,000	$12,505,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (e)	10,804,000	10,804,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $23,309,000)		23,309,000
Total Investments – (100.01%) – (Identified cost $351,512,762)		488,109,405
Liabilities Less Other Assets – (0.01%)		(56,009)
Net Assets – (100.00%)		$488,053,396

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $119,358 or 0.03% of the Fund's net assets as of September 30, 2023.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/29/23, repurchase value of $12,510,523 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 7.00%, 07/01/25-09/20/53, total market value $12,755,100).
(e)
Dated 09/29/23, repurchase value of $10,808,772 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$11,020,080).

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Principal	Value
MORTGAGES – (93.09%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (71.23%)
Fannie Mae
5.7794% (30 day SOFR + 0.46%), 07/25/37 (a)	$11,094	$11,019
3.50%, 01/25/39	50,026	49,462
6.2394% (30 day SOFR + 0.92%), 12/25/39 (a)	604,820	611,377
5.8294% (30 day SOFR + 0.51%), 09/25/40 (a)	220,320	218,495
3.00%, 04/25/41	141,523	135,276
2.00%, 12/25/42	232,187	195,350
2.50%, 04/25/43	374,408	346,133
2.50%, 07/25/47	150,626	121,503
Freddie Mac
4.00%, 06/15/26	39,608	39,053
2.00%, 06/15/28	152,748	146,580
2.50%, 01/15/29	89,107	84,997
5.9278% (30 day SOFR + 0.61%), 08/15/40 (a)	72,704	72,778
5.7778% (30 day SOFR + 0.46%), 09/15/43 (a)	151,026	147,294
Ginnie Mae
5.4307%, 06/20/31	81,315	80,224
4.00%, 09/20/39	20,351	19,532
1.00%, 12/20/42	54,782	42,883
3.50%, 03/16/47	46,142	45,377
2.40%, 10/16/50	305,756	271,134
1.00%, 06/20/51	954,444	684,768
2.60%, 03/16/52	108,177	91,612
2.70%, 06/16/58	490,638	460,827
6.0016% (1 mo. SOFR + 0.68%), 04/20/62 (a)	915,170	916,208
6.0516% (1 mo. SOFR + 0.73%), 09/20/64 (a)	507,714	506,202
2.25%, 07/20/65	489,940	468,321
2.25%, 03/20/66	1,487,695	1,409,689
5.2555% (30 day SOFR + 0.55%), 02/20/67 (a)	1,459,525	1,437,633
2.25%, 08/20/69	361,418	342,110
4.8111% (30 day SOFR + 1.15%), 02/20/71 (a)	1,874,439	1,874,170
4.5702%, 12/20/71	1,932,703	1,887,079
Total Collateralized Mortgage Obligations		12,717,086
FANNIE MAE POOLS – (16.26%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,442,164
4.00%, 05/01/29, Pool No. AL7358	161,269	158,679
2.00%, 08/01/30, Pool No. AX9709	160,884	144,275
3.50%, 03/01/32, Pool No. MA1010	226,999	206,547
6.50%, 07/01/32, Pool No. 635069	3,381	3,355
6.00%, 09/01/37, Pool No. 888796	18,156	17,701
5.189% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	948,568	930,228
Total Fannie Mae Pools		2,902,949
	Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (2.78%)
3.00%, 09/01/27, Pool No. U70063	$138,491	$129,439
2.50%, 09/01/31, Pool No. G18611	409,766	367,252
Total Freddie Mac Pools		496,691
GINNIE MAE POOLS – (2.82%)
5.064%, 12/20/61, Pool No. 756740	868	846
4.536%, 04/20/70, Pool No. BT6816	516,877	502,923
Total Ginnie Mae Pools		503,769
TOTAL MORTGAGES – (Identified cost $17,600,499)		16,620,495
SHORT-TERM INVESTMENTS – (6.93%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	664,000	664,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (c)	573,000	573,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,237,000)		1,237,000
Total Investments – (100.02%) – (Identified cost $18,837,499)		17,857,495
Liabilities Less Other Assets – (0.02%)		(4,452)
Net Assets – (100.00%)		$17,853,043

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 09/29/23, repurchase value of $664,293 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%- 5.50%, 07/01/33-04/01/52, total market value $677,280.
(c)
Dated 09/29/23, repurchase value of $573,253 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$584,460).

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.67%)
CONSUMER DISCRETIONARY – (2.66%)
Consumer Discretionary Distribution & Retail – (2.66%)
Prosus N.V., Class N (Netherlands)	658,805	$19,446,884
Total Consumer Discretionary		19,446,884
FINANCIALS – (97.01%)
Banks – (45.61%)
Bank of America Corp.	1,074,560	29,421,453
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	697,542	18,889,437
Danske Bank A/S (Denmark)	1,312,340	30,574,046
DBS Group Holdings Ltd. (Singapore)	1,392,334	34,263,435
DNB Bank ASA (Norway)	831,586	16,761,317
Fifth Third Bancorp	1,364,350	34,558,986
JPMorgan Chase & Co.	364,504	52,860,370
Metro Bank Holdings PLC (United Kingdom) *	1,297,940	924,832
PNC Financial Services Group, Inc.	233,176	28,627,018
U.S. Bancorp	924,458	30,562,581
Wells Fargo & Co.	1,373,669	56,128,115
		333,571,590
Financial Services – (33.80%)
Capital Markets – (13.08%)
Bank of New York Mellon Corp.	1,004,651	42,848,365
Charles Schwab Corp.	159,978	8,782,792
Julius Baer Group Ltd. (Switzerland)	684,484	44,014,561
		95,645,718
Consumer Finance – (12.46%)
American Express Co.	180,722	26,961,916
Capital One Financial Corp.	661,241	64,173,439
		91,135,355
Financial Services – (8.26%)
Berkshire Hathaway Inc., Class A *	87	46,238,499
Rocket Companies, Inc., Class A *	1,729,989	14,151,310
		60,389,809
		247,170,882
Insurance – (17.60%)
Life & Health Insurance – (1.03%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,322,800	7,576,039
Property & Casualty Insurance – (15.30%)
Chubb Ltd.	194,598	40,511,412
Loews Corp.	388,626	24,603,912
Markel Group Inc. *	31,751	46,753,030
		111,868,354
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.27%)
Everest Group, Ltd.	24,971	$9,280,971
		128,725,364
Total Financials		709,467,836
TOTAL COMMON STOCK – (Identified cost $504,512,066)		728,914,720

	Principal	Value
SHORT-TERM INVESTMENTS – (0.27%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$1,079,000	$1,079,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	933,000	933,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,012,000)		2,012,000
Total Investments – (99.94%) – (Identified cost $506,524,066)		730,926,720
Other Assets Less Liabilities – (0.06%)		423,954
Net Assets – (100.00%)		$731,350,674

*	Non-income producing security.
(a)	Dated 09/29/23, repurchase value of $1,079,477 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.88%- 4.00%, 06/01/27-05/01/38, total market value $1,100,580).
(b)
Dated 09/29/23, repurchase value of $933,412 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$951,660).

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (78.54%)
COMMUNICATION SERVICES – (5.64%)
Media & Entertainment – (5.64%)
Alphabet Inc., Class C *	55,800	$7,357,230
Meta Platforms, Inc., Class A *	12,722	3,819,272
Total Communication Services		11,176,502
CONSUMER DISCRETIONARY – (5.02%)
Consumer Discretionary Distribution & Retail – (5.02%)
Amazon.com, Inc. *	78,270	9,949,682
Total Consumer Discretionary		9,949,682
FINANCIALS – (40.80%)
Banks – (14.79%)
Bank of America Corp.	101,200	2,770,856
Danske Bank A/S (Denmark)	234,720	5,468,354
DBS Group Holdings Ltd. (Singapore)	208,925	5,141,359
JPMorgan Chase & Co.	33,233	4,819,450
U.S. Bancorp	32,635	1,078,913
Wells Fargo & Co.	245,548	10,033,091
		29,312,023
Financial Services – (20.46%)
Capital Markets – (6.20%)
Bank of New York Mellon Corp.	118,600	5,058,290
Julius Baer Group Ltd. (Switzerland)	112,410	7,228,331
		12,286,621
Consumer Finance – (5.61%)
American Express Co.	11,565	1,725,382
Capital One Financial Corp.	96,831	9,397,449
		11,122,831
Financial Services – (8.65%)
Berkshire Hathaway Inc., Class B *	48,926	17,138,778
		40,548,230
Insurance – (5.55%)
Life & Health Insurance – (1.17%)
AIA Group Ltd. (Hong Kong)	284,360	2,318,542
Property & Casualty Insurance – (4.38%)
Chubb Ltd.	22,955	4,778,772
Markel Group Inc. *	2,640	3,887,373
		8,666,145
		10,984,687
Total Financials		80,844,940
HEALTH CARE – (10.61%)
Health Care Equipment & Services – (6.51%)
Cigna Group	16,380	4,685,826
Quest Diagnostics Inc.	67,430	8,217,020
		12,902,846
Pharmaceuticals, Biotechnology & Life Sciences – (4.10%)
Viatris Inc.	823,600	8,120,696
Total Health Care		21,023,542
INDUSTRIALS – (3.90%)
Capital Goods – (3.90%)
Johnson Controls International plc	29,977	1,595,076
Owens Corning	45,020	6,141,178
Total Industrials		7,736,254
INFORMATION TECHNOLOGY – (12.57%)
Semiconductors & Semiconductor Equipment – (10.79%)
Applied Materials, Inc.	87,038	12,050,411
Intel Corp.	144,340	5,131,287
Texas Instruments Inc.	26,473	4,209,472
		21,391,170
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Software & Services – (1.78%)
Microsoft Corp.	11,161	$3,524,086
Total Information Technology		24,915,256
TOTAL COMMON STOCK – (Identified cost $117,694,702)		155,646,176

	Principal	Value
CORPORATE BONDS – (3.63%)
ENERGY – (1.12%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,222,871
Total Energy		2,222,871
FINANCIALS – (1.75%)
Financial Services – (1.75%)
Capital Markets – (1.75%)
Goldman Sachs Group, Inc., Sr. Notes, 6.1223% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,462,205
Total Financials		3,462,205
HEALTH CARE – (0.76%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.76%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,505,994
Total Health Care		1,505,994
TOTAL CORPORATE BONDS – (Identified cost $7,740,980)		7,191,070
MORTGAGES – (10.27%)
Bank, 3.229%, 11/15/50, 2017-BNK8, Class A3	2,152,500	1,944,867
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	560,644	480,219
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	1,049,459	907,842
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,800,754	1,499,416
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	653,073	641,404
5.389%, 05/01/53, Pool No. BM7225	1,962,667	1,933,882
Freddie Mac
2.00%, 10/25/40	374,515	339,087
5.00%, 06/01/44, Pool No. G60660	922,986	901,823
Ginnie Mae
6.00%, 07/20/37, Series 2023-111	1,986,900	1,981,166
6.00%, 10/20/59, Series 2023-136	2,000,000	1,993,750
7.00%, 12/20/62, Series 2022-207	1,270,849	1,291,166
6.389% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,222,290	1,244,783
4.665%, 08/20/73, Pool No. 786935	1,586,369	1,501,411
Morgan Stanley BAML Trust, 3.246%, 12/15/47, Series 2014-C19, Class A3	2,042,408	1,985,771
SBA, 5.85% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,746,834	1,707,635
TOTAL MORTGAGES – (Identified cost $21,085,407)		20,354,222
MUNICIPAL BONDS – (0.73%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	1,500,000	1,435,508
TOTAL MUNICIPAL BONDS – (Identified cost $1,629,947)		1,435,508

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
	Principal	Value
SHORT-TERM INVESTMENTS – (6.74%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (c)	$7,162,000	$7,162,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (d)	6,189,000	6,189,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $13,351,000)		13,351,000
Total Investments – (99.91%) – (Identified cost $161,502,036)		197,977,976
Other Assets Less Liabilities – (0.09%)		186,181
Net Assets – (100.00%)		$198,164,157

SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of September 30, 2023, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,887,477 or
1.46% of the Fund’s net assets as of September 30, 2023.

(c)	Dated 09/29/23, repurchase value of $7,165,163 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 10/20/26-07/01/53, total market value $7,305,240).
(d)
Dated 09/29/23, repurchase value of $6,191,733 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$6,312,780).

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (99.00%)
REAL ESTATE – (99.00%)
Equity Real Estate Investment Trusts (REITs) – (99.00%)
Health Care REITs – (10.52%)
Community Healthcare Trust, Inc.	71,710	$2,129,787
Healthpeak Properties, Inc.	153,070	2,810,365
Ventas, Inc.	115,450	4,863,908
Welltower Inc.	69,690	5,709,005
		15,513,065
Hotel & Resort REITs – (2.40%)
Sunstone Hotel Investors, Inc.	379,030	3,543,931
Industrial REITs – (12.87%)
Prologis, Inc.	94,856	10,643,792
Rexford Industrial Realty, Inc.	71,038	3,505,725
Terreno Realty Corp.	84,839	4,818,855
		18,968,372
Office REITs – (17.32%)
Alexandria Real Estate Equities, Inc.	51,803	5,185,480
Boston Properties, Inc.	68,926	4,099,719
Cousins Properties, Inc.	302,039	6,152,534
Derwent London plc (United Kingdom)	55,160	1,296,885
Douglas Emmett, Inc.	211,480	2,698,485
Great Portland Estates plc (United Kingdom)	241,470	1,230,912
Highwoods Properties, Inc.	67,440	1,389,938
Hudson Pacific Properties, Inc.	313,820	2,086,903
SL Green Realty Corp.	37,460	1,397,258
		25,538,114
Residential REITs – (19.82%)
American Homes 4 Rent, Class A	124,160	4,182,950
AvalonBay Communities, Inc.	37,578	6,453,646
Camden Property Trust	30,245	2,860,572
Equity Residential	65,170	3,826,131
Essex Property Trust, Inc.	26,174	5,551,244
Sun Communities, Inc.	21,140	2,501,707
UDR, Inc.	107,940	3,850,220
		29,226,470
Retail REITs – (15.34%)
Brixmor Property Group, Inc.	315,560	6,557,337
Federal Realty Investment Trust	25,539	2,314,599
NetSTREIT Corp.	74,310	1,157,750
Regency Centers Corp.	53,520	3,181,229
Retail Opportunity Investments Corp.	243,644	3,016,313
Simon Property Group, Inc.	59,066	6,380,900
		22,608,128
Specialized REITs – (20.73%)
American Tower Corp.	19,120	3,144,284
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
Crown Castle Inc.	14,890	$1,370,327
CubeSmart	53,290	2,031,948
Digital Realty Trust, Inc.	45,805	5,543,321
Equinix, Inc.	8,850	6,427,401
Extra Space Storage Inc.	25,319	3,078,284
Public Storage	26,131	6,886,041
VICI Properties Inc.	71,610	2,083,851
		30,565,457
Total Real Estate		145,963,537
TOTAL COMMON STOCK – (Identified cost $140,640,411)		145,963,537

	Principal	Value
SHORT-TERM INVESTMENTS – (0.63%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (a)	$496,000	$496,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 10/02/23 (b)	429,000	429,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $925,000)		925,000
Total Investments – (99.63%) – (Identified cost $141,565,411)		146,888,537
Other Assets Less Liabilities – (0.37%)		552,387
Net Assets – (100.00%)		$147,440,924

(a)	Dated 09/29/23, repurchase value of $496,219 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 5.50%, 07/01/29-09/20/53, total market value $505,920).
(b)
Dated 09/29/23, repurchase value of $429,189 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.125%-6.345%, 06/14/24-05/20/73, total market value
$437,580).

Please refer to “Notes to Schedule of Investments” on page 7 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
Notes to Schedule of Investments
September 30, 2023 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2023 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$26,005,935	$–	$–	$11,176,502	$–
Consumer Discretionary	30,320,173	–	19,446,884	9,949,682	–
Consumer Staples	9,894,823	–	–	–	–
Financials	101,404,722	–	709,467,836	80,844,940	–
Health Care	111,674,590	–	–	21,023,542	–
Industrials	110,951,080	–	–	7,736,254	–
Information Technology	49,819,301	–	–	24,915,256	–
Materials	24,610,423	–	–	–	–
Real Estate	–	–	–	–	145,963,537
Total Level 1	464,681,047	–	728,914,720	155,646,176	145,963,537
Level 2 – Other Significant Observable Inputs:
Corporate Bonds	–	–	–	7,191,070	–
Mortgages	–	16,620,495	–	20,354,222	–
Municipal Bonds	–	–	–	1,435,508	–
Short-Term Investments	23,309,000	1,237,000	2,012,000	13,351,000	925,000
Total Level 2	23,309,000	17,857,495	2,012,000	42,331,800	925,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	119,358	–	–	–	–
Total Level 3	119,358	–	–	–	–
Total Investments	$488,109,405	$17,857,495	$730,926,720	$197,977,976	$146,888,537
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2023 was $6,353 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2023	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2023
Davis Opportunity Fund
Investments in Securities:
Common Stock	$113,005	$–	$–	$6,353	$–	$–	$–	$119,358
Total Level 3	$113,005	$–	$–	$6,353	$–	$–	$–	$119,358

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
September 30, 2023 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2023	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$119,358	Discounted Cash Flow	Annualized Yield	6.374%	Decrease
Total Level 3	$119,358
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Cost	$352,269,169	$18,837,499	$507,558,447	$161,641,673	$143,578,224

Unrealized appreciation	185,391,959	3,858	275,862,036	44,835,036	26,282,261
Unrealized depreciation	(49,551,723)	(983,862)	(52,493,763)	(8,498,733)	(22,971,948)
Net unrealized appreciation (depreciation)	$135,840,236	$(980,004)	$223,368,273	$36,336,303	$3,310,313